[Evergreen Logo]
                               Evergreen Funds TM
                                   Since 1932



April 28, 2000


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, D.C.  20549


RE:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 33-83100 and 811-8716

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 19)(the "Amendment") as it relates to the Trust's prospectus and statement of additional information; and (ii) the text of the Amendment was filed electronically via EDGAR on April 26, 2000.

Please call the undersigned if you have any questions relating to the information provided herein.

Sincerely,

/s/Kevin Jacobs



                     Evergreen Investment Management Company
    200 Berkeley Street o Boston o Massachusetts 02116-5034 o (617) 210-3200